Property, Plant and Equipment (Schedule Of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	$ 4,095	$ 3,049
Additions	2,499	1,812
Disposals	(2,189)	(5)
Depreciation	(615)	(694)
Foreign exchange	84	(67)
Net book value, ending balance	3,874	4,095
Plant And Test Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	214	301
Additions	55	39
Disposals	(11)
Depreciation	(104)	(100)
Foreign exchange	29	(26)
Net book value, ending balance	183	214
Furniture And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	1,270	1,427
Additions	233	219
Disposals		(5)
Depreciation	(338)	(343)
Foreign exchange	22	(28)
Net book value, ending balance	1,187	1,270
Computer Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	182	112
Additions	91	160
Disposals	(2)
Depreciation	(97)	(83)
Foreign exchange	30	(7)
Net book value, ending balance	204	182
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	308	331
Additions	117	151
Disposals
Depreciation	(76)	(168)
Foreign exchange	3	(6)
Net book value, ending balance	352	308
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	2,121	878
Additions	2,003	1,243
Disposals	(2,176)
Depreciation
Foreign exchange
Net book value, ending balance	1,948	2,121
Total Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	12,964
Net book value, ending balance	13,535	12,964
Total Cost [member] | Plant And Test Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	3,668
Net book value, ending balance	3,604	3,668
Total Cost [member] | Furniture And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	5,056
Net book value, ending balance	5,648	5,056
Total Cost [member] | Computer Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	459
Net book value, ending balance	558	459
Total Cost [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	1,660
Net book value, ending balance	1,777	1,660
Total Cost [member] | Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	2,121
Net book value, ending balance	1,948	2,121
Total Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(8,869)
Net book value, ending balance	(9,661)	(8,869)
Total Accumulated Depreciation [member] | Plant And Test Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(3,454)
Net book value, ending balance	(3,421)	(3,454)
Total Accumulated Depreciation [member] | Furniture And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(3,786)
Net book value, ending balance	(4,461)	(3,786)
Total Accumulated Depreciation [member] | Computer Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(277)
Net book value, ending balance	(354)	(277)
Total Accumulated Depreciation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(1,352)
Net book value, ending balance	(1,425)	(1,352)
Total Accumulated Depreciation [member] | Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance
Net book value, ending balance